BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

a.	Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on April 30, 2026.

b.	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Company and of its wholly owned subsidiaries, BYND, Zigi Carmel and B.Y.B.Y.. B.Y.B.Y is owned directly through BYND and 24% of the shares of B.Y.B.Y. are held by a related party in trust for the Company for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights.

The Consolidated Financial Statements include the statements of subsidiary companies that are controlled by the Company. Control exists when a company has the power to influence the investee, has exposure, or rights to variable returns from its involvement with the investee, as well as the ability to use its power to affect the amounts of its return from the investee. When testing for control, potential voting rights are taken into account only if they are substantive. The financial statements are consolidated from the date on which control is gained until the date on which control ceases.

Material intra-group balances and transactions were eliminated in full in the Consolidated Financial Statements.

When control in a consolidated company is lost, the Company recognizes in profit or loss an amount equal to the difference between the aggregate amount of the consideration received and the fair value of any remaining investment in the former consolidated company, and the carrying amounts of the assets, liabilities and non-controlling interests of the former consolidated company.

The dates of the financial statements of the consolidated companies are identical to those of the Company’s financial statements. The accounting policies in the financial statements of the consolidated companies have been applied uniformly and consistently with those applied in the Company’s financial statements.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (continued)

c.	New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied:

● In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:

With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);

Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures that are used in public communications to share management’s views of various aspects of an entity’s performance, and which are derived from the statements of income and other comprehensive income;

Enhance the requirements for aggregation and disaggregation of financial statement amounts; and

Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there will be shifts of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily a shift of interest paid from operating activities to financing activities), we do not expect that the totality of our financial disclosure will be materially affected by the application of the new standard.

● In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is derecognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.

The following amendments are effective for the period beginning January 1, 2025:

a.	Lack of Exchangeability (Amendments to IAS 21); These amendments set out the requirements for determining the exchange rate to be used for recording a foreign currency transaction into the functional currency and translating a foreign operation into a different currency. These amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. These amendments had no material effect on the Consolidated Financial Statements of the Company.
b.	IFRIC Agenda Decision on IFRS 8 Operating Segments; Requires disclosure of specified revenues and expenses for each reportable segment when those amounts are included in the measure of segment profit or loss reviewed by the Chief Operating Decision Maker or regularly provided to them. This agenda decision had no material effect on the Consolidated Financial Statements of the Company.

There are a number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2025, that the Company has decided not to adopt early. The Company does not believe that the standards, interpretations and amendments will have a material impact on the financial statements once adopted.

d.	Functional and presentation currency

The financial statements are presented in Canadian dollars. The functional currency of the Company is Canadian dollars and the functional currency of BYND, Zigi Carmel and B.Y.B.Y. is the New Israeli Shekel (“NIS”).

e.	Basis of Measurement

The financial statements were prepared based on the historical costs, except for financial instruments classified as fair value through profit and loss (“FVTPL”) and assets or liabilities for employee benefits, which are stated at their fair value, as explained in the accounting policies set out in Note 3. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

f.	Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS Accounting Standards requires the Company to use judgment in applying its accounting policies and make estimates and assumptions about reported amounts at the date of the financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimating the fair value of financial instruments

When the Company recognizes a financial instrument, where there is no active market for such an instrument, the Company utilizes alternative valuation methods. The Company utilizes inputs from observable markets to the extent that an appropriate market can be identified, but when there is a lack of such a market, the Company applies judgment to determine a fair value. Such judgments require those such as risk and volatility, of which changes in such assumptions may impact the fair value of the financial instrument.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (continued)

f.	Significant estimates and assumptions (continued)

Revenue Recognition

The Company uses significant judgment to assess whether performance obligations sold in a customer contract are considered distinct and should be accounted for as separate performance obligations. The company also applies significant judgement in determining whether a performance obligation was satisfied over time or at a point of time, depending on the transfer of the control of the goods or services. The Company recognizes revenue over time using input method, which recognizes revenue as performance of the contract progresses. Input method recognizes revenue based on an entity’s efforts or inputs toward satisfying a performance obligation relative to the total expected efforts or inputs required to satisfy the performance obligation. The Company applies significant judgment to determine the estimated hours to completion which affects revenue recognized for software development.

Impairment of Non-Financials Assets

The Company performs impairment tests on its long-lived assets, including property and equipment when new events or circumstances occur, or when new information becomes available relating to their recoverability. When the recoverable amount of each separately identifiable asset or cash generating unit (“CGU”) is less than its carrying value, the asset or CGU’s assets are written down to their recoverable amount with the impairment loss charged against profit or loss. A reversal of the impairment loss in a subsequent period will be charged against profit or loss if there is a significant reversal of the circumstances that caused the original impairment. The impairment will be reversed up to the amount of depreciated carrying value that would have otherwise occurred if the impairment loss had not occurred.

The CGU’s recoverable amount is evaluated using fair value less costs to sell calculations. In calculating the recoverable amount, the Company utilizes discounted cash flow techniques to determine fair value when it is not possible to determine fair value from active markets or a written offer to purchase. Management calculates the discounted cash flows based upon its best estimate of a number of economic, operating, engineering, environmental, political and social assumptions. Any changes in the assumptions due to changing circumstances may affect the calculation of the recoverable amount. The following impairment amounts were recognized in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023 for the intangible assets.

Year ended December 31, 2025 - $5,462,000

Year ended December 31, 2024 - $8,200,336

Year ended December 31, 2023 - $13,142,481

Other Significant judgments

The preparation of financial statements in accordance with IFRS Accounting Standards requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s financial statements include:

●	the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
●	the classification of financial instruments;
●	the assessment of revenue recognition using the five-step approach under IFRS 15 and the collectability of trade receivables; and
●	the determination of the functional currency of the company.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)